Equity - Schedule of Common Stock Outstanding (Details) - USD ($) $ in Millions			3 Months Ended
	Aug. 05, 2021	May 14, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			6,247,426	6,245,507	3,608,830	8,000	8,000
Issuance of common stock (in shares)			3,092,553	1,427	2,636,645	1,979,054
Stock repurchased during period (in shares)			(785,025)
Exchange of common stock (in shares)				0
Distribution reinvestment (in shares)			1,179	492	32
Ending balance (in shares)			8,556,133	6,247,426	6,245,507	1,987,054	8,000
Class T Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			91	0	0	0	0
Issuance of common stock (in shares)			0	91	0	0
Stock repurchased during period (in shares)			0
Exchange of common stock (in shares)				0
Distribution reinvestment (in shares)			0	0	0
Ending balance (in shares)			91	91	0	0	0
Class S Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			91	0	0	0	0
Issuance of common stock (in shares)			0	91	0	0
Stock repurchased during period (in shares)			0
Exchange of common stock (in shares)				0
Distribution reinvestment (in shares)			0	0	0
Ending balance (in shares)			91	91	0	0	0
Class D Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			91	0	0	0	0
Issuance of common stock (in shares)			0	91	0	0
Stock repurchased during period (in shares)			0
Exchange of common stock (in shares)				0
Distribution reinvestment (in shares)			0	0	0
Ending balance (in shares)			91	91	0	0	0
Class I Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			492	0	0	0	0
Issuance of common stock (in shares)			0	0	0	0
Stock repurchased during period (in shares)			0
Exchange of common stock (in shares)				0
Distribution reinvestment (in shares)			7	492	0
Ending balance (in shares)			499	492	0	0	0
Class E Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			156,066	0	0	0	0
Issuance of common stock (in shares)			801,593	0	0	0
Stock repurchased during period (in shares)			0
Exchange of common stock (in shares)		156,066		156,066
Distribution reinvestment (in shares)			1,172	0	0
Ending balance (in shares)			958,831	156,066	0	0	0
Class N Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			6,090,595	6,245,507	3,608,830	8,000	8,000
Issuance of common stock (in shares)			2,290,960	1,154	2,636,645	1,979,054	8,000
Stock repurchased during period (in shares)			(785,025)
Exchange of common stock (in shares)				(156,066)
Distribution reinvestment (in shares)			0	0	32
Ending balance (in shares)			7,596,530	6,090,595	6,245,507	1,987,054	8,000
Class N Common Stock | Massachusetts Mutual Life Insurance Company | Affiliated entity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock repurchased during period (in shares)	(785,025)
Stock repurchased during period	$ 22.0
Redeemable common stock | Massachusetts Mutual Life Insurance Company | Affiliated entity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares acquired (in shares)	785,025